BUSINESS COMBINATIONS - VMware, Inc. Acquisitions (Details) $ in Millions	3 Months Ended		12 Months Ended
	Feb. 02, 2018 USD ($)	Aug. 04, 2017 USD ($) acquisition	Feb. 02, 2018 USD ($)	Feb. 03, 2017 USD ($)
Business Acquisition [Line Items]
Goodwill recognized			$ 574	$ 31,539
Number of businesses acquired | acquisition		2
VeloCloud Networks, Inc.
Business Acquisition [Line Items]
Total consideration transferred	$ 499
Cash acquired	24
Intangible assets acquired	142
Goodwill recognized	326
Unvested equity acquired	30		$ 30
Step acquisition, gain on remeasurement	8
Fair value of existing investment prior to acquisition	12
VeloCloud Networks, Inc. | Developed Technology
Business Acquisition [Line Items]
Intangible assets acquired	87
VeloCloud Networks, Inc. | Customer Contracts
Business Acquisition [Line Items]
Intangible assets acquired	$ 44
Wavefront and Apteligent, Inc.
Business Acquisition [Line Items]
Total consideration transferred		$ 323
Cash acquired		35
Intangible assets acquired		36
Goodwill recognized		238
Step acquisition, gain on remeasurement		45
Fair value of existing investment prior to acquisition		69
Fair value of assumed invested equity attributable to post-combination services		$ 37
Wavefront and Apteligent, Inc. | Developed Technology
Business Acquisition [Line Items]
Estimated useful lives of intangible assets acquired		5 years
Minimum | VeloCloud Networks, Inc.
Business Acquisition [Line Items]
Estimated useful lives of intangible assets acquired	6 years
Maximum | VeloCloud Networks, Inc.
Business Acquisition [Line Items]
Estimated useful lives of intangible assets acquired	7 years